12. LONG-TERM PAYABLES - Future amounts due under the mortgage financing arrangement (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amounts due under mortgage financing arrangement	$ 2,498	$ 0
Less: Unrealized interest expense	(160)	0
Total amounts due under mortgage financing arrangement	2,338	0
Year 2014
Amounts due under mortgage financing arrangement	1,570
Less: Unrealized interest expense	(134)
Total amounts due under mortgage financing arrangement	1,436
Year 2015
Amounts due under mortgage financing arrangement	928
Less: Unrealized interest expense	(26)
Total amounts due under mortgage financing arrangement	$ 902